Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income attributable to Taro	$ 47,252	$ 25,658
Other comprehensive income
Foreign currency translation adjustments	4,460	1,771
Unrealized gain (loss) from marketable securities	25	(239)
Total other comprehensive income	4,485	1,532
Total comprehensive income attributable to Taro	$ 51,737	$ 27,190